Annual Operating Expenses {- Fidelity® Independence Fund} - 11.30 Fidelity Independence Fund - K PRO-10 - Fidelity® Independence Fund - Fidelity Independence Fund-Class K	Jan. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.77%